Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	409020215	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) TRID - CD - XXXX Tolerance Threshold/Rescindable-

The loan failed the Rescission Finance Charge tolerance test. Per the special foreclosure rule under Regulation Z, for loans subject to the right of rescission the Finance Charge is considered inaccurate if the disclosed Finance Charge is understated by more than XXXX. The final (last revised) CD issued on XX/XX/XXXX has a disclosed Finance Charge of XXXX, which is less than the system calculated Finance Charge of XXXX. The Finance Charge on the final CD is understated by XXXX which is more than the allowable tolerance of XXXX.The following fees were included XXXX the Finance Charge calculation: Loan Discount Fee XXXX, Recording Service Fee XXXX, Flood Certification XXXX, Prepaid Interest XXXX.XXXX, Settlement XXXX Closing Fee, XXXX, Tax Service Fee, XXXX, Title Tax Search Fee XXXX.A cost to cure XXXX the amount of XXXX is required. Truth XXXX Lending Act (Regulation Z) 12 CFR XXXX(h)(2)(i).

Response 1 (XX/XX/XXXX XXXX)
The information provided is not sufficient to cure the finding. The reimbursement XXXX the amount of XXXX was applied to the 0% tolerance violation for an increase of the Appraisal fee XXXX the amount of XXXX. The finance charge testing has a violation XXXX the amount of XXXX A cost to cure XXXX the amount of XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XXXX)
The explanation provided is not sufficient to cure the finding. If the Service Provider is Borrower XXXX Lender chosen, it does not effect TILA/Finance Charge testing. The finance charge testing is based on what fees are Pre-Paid Finance Fees(PFC). If a fee is a PFC, it is included XXXX the finance charge. The following fees were included XXXX the Finance Charge calculation: Loan Discount Fee XXXX, Recording Service Fee XXXX, Flood Certification XXXX, Prepaid Interest XXXX.XXXX, Settlement XXXX Closing Fee, XXXX, Tax Service Fee, XXXX, and Title-Tax Search Fee XXXX. A cost to cure XXXX the amount of XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. XXXX Collateral Underwriter (CU) was provided with a risk score of XXXX.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	409020026	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) HOC - Missing-

The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR XXXX(a)

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL/Missing-

The Service Provider List is missing. Note: Failure to provide a Service Provider List is treated as not allowing the borrower to shop; as a result, the following fees were included XXXX the 10% tolerance bucket: Courier/Exp Mail Fee, EDoc Fee, Endorsement Fee, Escrow Fee, Lender Title Insurance, Loan Tie XXXX Fee, Recording Service Fee, Settlement/Closing Fee, Sub Escrow Fee, Tracking Fee, Wire Transfer Fee. Truth XXXX Lending Act (Regulation Z) 12 CFR XXXX(e)(1)(vi)(C).

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)
								(Open) Credit Score - FICO Refresh- Updated Fico score below minimum requirement. The current median credit score of XXX is below the minimum required credit score of 720 for the loan program at XXXX% LTV and loan amount > $1MM. The investor granted an Exception for the low credit score. (Waived)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review supporting the appraised value which is required for loan amounts > $1MM-$2MM.	Compensating Factors: Long employment history in same line of work > XX years for B1 and > XX years for B2; Low DTI at XXXX%; Residual Income of $XXXX x 12 mo's = $XXXX reserves.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
XXXX	409020086	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) Initial Escrow Statement - Missing-

The Initial Escrow Account Statement is missing from the file. Real Estate Settlement Procedures Act (Regulation X)12 CFR XXXX(g), (h)

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender XXXX Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender XXXX broker. Per regulation XXXX(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX XXXX)
Resolved with no change XXXX grade EV2. (Resolved)
								(Clear) Income - Missing Balance Sheet- Self-Employed Borrower. The loan file is missing the 2020 year Balance Sheet for the XXXX-borrower, as required by Appendix Q and per the investor's guidelines. Response 1 (XX/XX/XXXX XXXX) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU score of XXXX which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	409020148	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were XXXX, which exceeded: 3% of total loan amount of XXXX. The following fees were included XXXX the testing: Points - Loan Discount Fee: XXXX; Processing Fee: XXXX; and Underwriting Fee: XXXX. Truth XXXX Lending Act (Regulation Z) 12 CFR XXXX(e)(2)(iii), (e)(3)

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Missing-

The Security Instrument (Mortgage/Deed of Trust) is missing.

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. Application indicated a new Installment Debt has been obtained however supporting documentation of the monthly payment was not provided.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

The file does not contain a letter from the seller detailing what funds are to be accepted as the EMD. There is a LOE XXXX the file from the borrower stating the EMD has been previously paid on behalf of the landlord and bank statement detailing a cash withdrawal and a payment to an HVAC company however there is no indication the seller agreed to these terms and the purchase contract only states an amount not source.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) AUS - Risk Assessment-

The AUS Risk Assessment is not acceptable. The program guidelines indicate an AUS requirement of DU Approve/ Eligible XXXX DU Approve/ Ineligible (loan amount). The AUS XXXX file indicates #3 This loan is ineligible for delivery due to a combination of product features and risk factors being present which place the loan outside our current acquisition preferences and constraints.

Response 1 (XX/XX/XXXX XXXX)
The same message of ineligibility appears XXXX the AUS provided. (Upheld)

Response 2 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

The file is missing withdrawal terms for the XXXX needed for funds to close plus reserves.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)
									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Acceptable appraisal and LoanDepot Desk Review is XXXX the file.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	409020549	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that XXXX total cannot increase more than 10% test. A valid change of circumstance was not provided XXXX the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure XXXX the amount of XXXX is required. Truth XXXX Lending Act (Regulation Z)12 CFR XXXX(e)(3)(ii); 12 CFR XXXX(e)(3)(iv).

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the Seller name and address. Truth XXXX Lending Act (Regulation Z) 12 CFR XXXX(a)(4)(ii)

Response 1 (XX/XX/XXXX XXXX)
Resolved with no change XXXX grade EV2. (Resolved)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Appraisal Department Desk Review which supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	409019912	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth XXXX Lending Act (Regulation Z) 12 CFR XXXX(a)(4)(ii) Response 1 (XX/XX/XXXX XXXX) Resolved with no change XXXX grade EV2. (Resolved) (Clear) TRID - CD/Payee Not Listed- The loan contains the following fee XXXX fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX; Credit Report. Response 1 (XX/XX/XXXX XXXX) Resolved with no change XXXX grade EV2. (Resolved)	(Clear) Credit Missing - One XXXX More Reports Missing- The file is missing a credit report for both borrowers. Response 1 (XX/XX/XXXX XXXX) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XXXX Appraisal Department Desk Review which supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	409020090	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided XXXX the loan file. Therefore, the increase to the following fees was not accepted: Credit Report Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure XXXX the amount of XXXX is required. Truth XXXX Lending Act (Regulation Z)12 CFR XXXX(e)(3)(i); 12 CFR XXXX(e)(3)(iv)

Response 2 (XX/XX/XXXX XXXX)
The documentation provided is not sufficient to cure the finding. The COC issued on XX/XX/XXXX does have valid reason for the increase to the Credit Report due to low score, however, the Credit Report Invoice XXXX the loan file shows the updated Credit Report was on XX/XX/XXXX and not disclosed until XX/XX/XXXX, which is not within 3 days of the change as required. A cost to cure XXXX the amount of XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

Response 1 (XX/XX/XXXX XXXX)
The information provided is not sufficient to cure the finding. The Initial LE issued on XX/XX/XXXX reflects a Credit Report Fee of XXXX. On the Revised LE issued on XX/XX/XXXX the Credit Report Fee increased to XXXX without a valid COC. The fee remained at XXXX up to and including the Final CD issued on XX/XX/XXXX. A cost to cure XXXX the amount of XXXX remains (Upheld)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. XXXX Collateral Underwriter (CU) was provided with a risk score of XXXX.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	409020067	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Open) TRID - CD/Payee Not Listed-

The loan contains the following fee XXXX fees where 'compensation to' does not reflect a Payee on the revised CD issued XX/XX/XXXX: Reinspection and Title Courier.

Response 1 (XX/XX/XXXX XXXX)
Acknowledged.

(Open) TRID - CD - Incorrect Section-

The Title Fees were included XXXX Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Truth XXXX Lending Act (Regulation Z) 12 CFR XXXX(f), (g)

Response 1 (XX/XX/XXXX XXXX)
Acknowledged.

(Clear) Security Instrument - Missing Rider/Addendum-

The following referenced are missing: Missing PUD rider as required.

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review required for loan amounts > $1MM to $2MM which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	409020105	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VOE Self-Employed/Missing- A VOE is missing from the loan file. The loan file is missing a Verification of Self-Employment for the borrower's self employment. Response 1 (XX/XX/XXXX XXXX) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is XXXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	409020150	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided XXXX the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure XXXX the amount of XXXX is required. Truth XXXX Lending Act (Regulation Z) 12 CFR XXXX(e)(3)(i); 12 CFR XXXX(e)(3)(iv).

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Missing P&L-

Self-Employed Borrower. Missing most current Profit and Loss Statement as required by lender guidelines. The loan file contained XXXX and XXXX Personal Tax Returns with Schedule C, XXXX year-to-date P&L and XXXX 1099s documenting the borrower's self-employment income; however, the loan file did not contain a XXXX P&L documenting income and expenses as required.

Response 1 (XX/XX/XXXX XXXX)
Still missing P/L. (Upheld)

Response 2 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most current year Balance Sheet as required by lender guidelines. The loan file did not contain a Balance Sheet documenting the borrower's self-employment income as required.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

Other Income documentation required by the lender was missing from loan file. The loan file did not contain the 3 most recent months business bank statements supporting the borrower's self-employment income as required.

Response 1 (XX/XX/XXXX XXXX)
There are only 2 incomplete bank statements XXXX the file. 3 full months of statements which support the LOE for income are required. (Upheld)

Response 2 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOE Self-Employed/Missing-

A VOE is missing from the loan file. The loan file is missing a Verification of Self-Employment for the borrower's Schedule C law firm within 10 days of the note date as required by lender guidelines.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)
									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The Loan file contains a XXXX Appraisal Department Desk Review which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	409020367	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that XXXX total cannot increase more than 10% test. A valid change of circumstance was not provided XXXX the loan file. Therefore, the increase and addition to the following fees was not accepted: Chain of Title Fee, Electronic Recording Fee, Policy Fee, Settlement Fee, Title Certification Fee, Title Endorsement fee, Title Update Fee, Wire Transfer Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure XXXX the amount of XXXX is required. Truth XXXX Lending Act (Regulation Z) 12 CFR XXXX(e)(3)(ii); 12 CFR XXXX(e)(3)(iv).

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is XXXX which is acceptable for loan amounts up to XXXX Million.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	409020380	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU SCORE XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	409020572	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other- There are additional appraisal findings. Subject located XXXX area that was declareddisaster area as of XX/XX/XXXX. It should be noted, the loan file contains an Affidavit of No Damage, dated XX/XX/XXXX. Response 1 (XX/XX/XXXX XXXX) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is XXXX. File contains Loan Depot department desk review, which supports the appraisal value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	409020566	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided XXXX the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure XXXX the amount of XXXX is required. Truth XXXX Lending Act (Regulation Z) 12 CFR XXXX(e)(3)(i); 12 CFR XXXX(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Borrower - Identification-

The XXXX-borrower is listed on the application as a Permanent Resident Alien however the guidelines for documentation requirement have not been met/ properly documented. The file does not contain either an Unexpired Permanent Resident Card with photo XXXX an unexpired passport with photo with XXXX stamp and unexpired date.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Gift Letter - No Evidence of Funds-

No evidence of the transfer of gift funds from the donor to the borrower was located XXXX the file. Gift letter indicates gift funds will be transferred to title however the Final CD does not indicate gift funds were received.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Contract Addendum - Missing-

The Sales Contract Addendum(s) is/are missing. Missing addendum that indicates final sales price and seller contribution.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)
									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Acceptable appraisal XXXX the file. CU score XXXX.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	409020556	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided XXXX the loan file. Therefore, the increase to the following fees on the Revised LE issued on XX/XX/XXXX and the Revised CD issued on XX/XX/XXXX was not accepted: Appraisal Fee and Discount Points. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure XXXX the amount of XXXX is required. Truth XXXX Lending Act (Regulation Z) 12 CFR XXXX(e)(3)(i); 12 CFR XXXX(e)(3)(iv)

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD/Payee Not Listed-

The loan contains the following fee XXXX fees where 'compensation to' does not reflect a Payee on the revised CD: Credit Report Fee.

Response 1 (XX/XX/XXXX XXXX)
Resolved with no change XXXX grade EV2. (Resolved)

(Clear) Appraisal - Other-

The subject property is currently listed by FEMA as being located XXXX a disaster area as of XX/XX/XXXX. The appraisal was completed XX/XX/XXXX. A property re-inspection is required to verify if the property value and condition was impacted by the disaster.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Income - Insufficient Documentation-

The Underwriter's conclusions on the adequacy and the stability of the applicant's income was not supported by documentation XXXX the file. Overtime income was considered for the borrower XXXX the amount of XXXX however there is no breakdown of income on the VOE provided and no overtime income indicated YTD on the borrowers current paystub. Based on the documentation provided the borrower does not receive overtime income. It does appear the borrower receives bonus income however sufficient documentation to consider this as an income source was not provided.

Response 1 (XX/XX/XXXX XXXX)
DU reflects a DTI over XXX%, which exceeds Investor guidelines. (Upheld)

Response 2 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of funds required to close. The application indicates XXXX XXXX proceeds from the sale of real estate however the file does not contain evidence these funds were available XXXX received at the time of closing. The file contains evidence of XXXX XXXX liquid funds with an additional XXXX XXXX retirement accounts. The borrower need XXXX XXXX funds to close and are short XXXX XXXX liquid funds. There is also not proof of liquidation of retirement account.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application excludes XXXX. and XXXX. from the REO section along with excluding the XXXX Loan #XXXX. The file does not contain evidence that either of these properties have been sold and should be excluded.

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The student Loan debt XXXX #XXX for the Borrower was not validated per guidelines. The credit report does not indicate a monthly payment and an email was provided from the company indicating an income based payment plan had been agreed upon however the email does not meet all criteria required per guidelines. While the email indicates the new monthly payment it does not provide sufficient information to determine that the income used to qualify on the loan application matches the qualifying income used to assess the student loan payment."

Response 1 (XX/XX/XXXX XXXX)
Documentation received is sufficient. (Resolved)
									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score XXXX. Acceptable Desk Review is XXXX the file.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	409020028	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) HOC - Missing-

The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X)12 CFR XXXX(a)

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - SPL/Missing-

The Service Provider List is missing.Note: Failure to provide a Service Provider List is treated as not allowing the borrower to shop; as a result, the following fees were included XXXX the 10% tolerance bucket: Truth XXXX Lending Act (Regulation Z)12 CFR XXXX(e)(1)(vi)(C)

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX, XX/XX/XXXX & XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth XXXX Lending Act (Regulation Z)12 CFR XXXX(a)(3)(iii)

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score XXXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	409020083	XXXX	XXXX	XXXX	Safe Harbor Verified QM	N/A
(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided XXXX the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure XXXX the amount of XXXX is required. Truth XXXX Lending Act (Regulation Z)12 CFR XXXX(e)(3)(i); 12 CFR XXXX(e)(3)(iv)i.

Response 1 (XX/XX/XXXX XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)
								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a CU that reflects a Score of XXXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A